united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 4/30

Date of reporting period: 10/31/18

Item 1. Reports to Stockholders.

HOLBROOK INCOME FUND

Class I Shares (HOBIX)
Investor Class Shares (HOBEX)

Semi-Annual Report

October 31, 2018

Advised by:
Holbrook Holdings, Inc.
2670 NW Lovejoy St.
Portland, OR 97210

www.holbrookholdings.com
1-877-345-8646

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.holbrookholdings.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Holbrook Income Fund
Portfolio Review (Unaudited)
October 31, 2018

The Fund’s performance figures* for each period ended October 31, 2018, compared to its benchmark:

			Annualized
	Six Months Return	1 Year Return	Since Inception (a)
Class I	1.99%	4.27%	4.33%
Investor Class	1.63%	3.74%	3.80%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index (b)	-0.19%	-2.05%	-0.89%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated August 28, 2018, the Fund’s total annual operating expenses are 4.43% for Class I and 4.93% for Investor Class shares. After fee waivers or reimbursements by the Advisor, the Fund’s total annual operating expenses are 1.34% for Class I and 1.84% for Investor Class shares. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% and 1.80% of average daily net assets attributable to Class I shares and Investor Class shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-877-345-8646 or visit www.holbrookholdings.com.

(a)	Inception date is July 6, 2016 for Class I and Investor Class.

(b)	The Bloomberg Barclays U.S. Aggregate Bond Total Return Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	27.9%
United States Government Securities	11.0%
Banks	9.6%
REITs	6.1%
Pipelines	5.4%
Diversified Financial Services	4.9%
Food	4.2%
Oil & Gas	4.2%
Machinery - Diversified	3.5%
Auto Manufacturers	3.4%
Other Assets Less Liabilities	19.8%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
October 31, 2018

Shares		Variable Rate	Coupon %		Maturity	Fair Value
	PREFERRED STOCK - 46.7%
	BANKS - 2.0%
20,823	Customers Bancorp, Inc.	3 Month LIBOR + 5.300%	7.000	+	Perpetual	$536,609

	CLOSED END FUNDS - 1.1%
8,300	Eagle Point Credit Co., Inc.		6.750		9/30/2027	212,272
2,800	Oxford Lane Capital Corp.		6.750		6/30/2024	71,008
						283,280
	DIVERSIFIED FINANCIAL SERVICES - 4.9%
12,600	Cowen, Inc.		7.350		12/15/2027	318,024
4,200	Medley LLC		6.875		8/15/2026	100,968
18,573	Medley LLC		7.250		1/30/2024	466,647
16,100	Priority Income Fund, Inc.		6.375		6/30/2025	400,487
						1,286,126
	ELECTRICAL COMPONENT & EQUIPMENT - 0.4%
1,500	Belden, Inc.		6.750		7/15/2019	111,435

	GAS - 1.6%
16,000	Global Partners LP	3 Month LIBOR + 6.774%	9.750	+	Perpetual	405,440

	HAND/MACHINE TOOLS - 1.0%
3,000	Stanley Black & Decker, Inc.		5.375		5/15/2020	273,108

	INSURANCE - 0.6%
9,091	Amtrust Financial Services, Inc.		6.950		Perpetual	145,456

	INVESTMENT COMPANIES - 26.1%
8,600	B. Riley Financial, Inc.		7.500		10/31/2021	220,203
12,000	B. Riley Financial, Inc.		7.375		5/31/2023	304,200
8,500	B. Riley Financial, Inc.		6.875		9/30/2023	213,477
16,000	CM Finance, Inc.		6.125		7/1/2023	401,600
15,873	Capital Southwest Corp.		5.950		12/15/2022	402,698
19,000	Capitala Finance Corp.		5.750		5/31/2022	474,565
11,700	Capitala Finance Corp.		6.000		5/31/2022	291,564
5,400	Gladstone Capital Corp.		6.000		9/30/2024	137,700
4,159	Gladstone Investment Corp.		6.250		9/30/2023	105,431
3,000	Gladstone Investment Corp.		6.375		8/31/2025	75,900
12,199	Great Elm Capital Corp.		6.500		9/18/2022	310,892
10,200	Great Elm Capital Corp.		6.750		1/31/2025	257,040
12,200	Harvest Capital Credit Corp.		6.125		9/15/2022	306,524
4,800	Horizon Technology Finance Corp.		6.250		9/15/2022	121,584
18,300	KCAP Financial, Inc.		6.125		9/30/2022	457,866
2,000	MVC Capital, Inc.		6.250		11/30/2022	51,000
6,012	Medley Capital Corp.		6.500		1/30/2021	150,060
8,067	Medley Capital Corp.		6.125		3/30/2023	199,658
19,000	Monroe Capital Corp.		5.750		10/31/2023	469,300
17,000	New Mountain Finance Corp.		5.750		10/1/2023	423,300
10,000	Newtek Business Services Corp.		7.500		9/30/2022	254,300
7,000	OFS Capital Corp.		6.500		10/31/2025	173,180
11,082	RiverNorth Marketplace Lending Corporation		5.875		10/31/2024	278,491
3,000	Saratoga Investment Corp.		6.250		8/31/2025	76,020
2,735	Stellus Capital Investment Corp.		5.750		9/15/2022	68,649
13,498	THL Credit, Inc.		6.750		12/30/2022	341,229
13,000	THL Credit, Inc.		6.125		10/30/2023	328,263
						6,894,694
	OIL & GAS - 0.7%
5,000	Nabors Industries Ltd.		6.000		5/1/2021	190,000

	PIPELINES - 3.4%
10,000	Enbridge, Inc.	3 Month LIBOR + 3.593%	6.375	+	4/15/2078	246,800
17,048	NGL Energy Partners LP	3 Month LIBOR + 7.213%	9.000	+	Perpetual	390,399
10,257	NuStar Logistics LP	3 Month LIBOR + 6.734%	9.170	+	1/15/2043	258,271
						895,470

See accompanying notes to financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2018

Shares		Variable Rate	Coupon %		Maturity	Fair Value
	PREFERRED STOCK - 46.7% (Continued)
	PRIVATE EQUITY - 0.7%
7,612	Hercules Capital, Inc.		6.250		7/30/2024	$190,452

	REITS - 4.2%
4,884	Innovative Industrial Properties, Inc.		9.000		Perpetual	132,234
5,600	RAIT Financial Trust		7.125		8/30/2019	131,040
19,000	Ready Capital Corp.		6.500		4/30/2021	481,650
11,400	Sotherly Hotels LP		7.250		2/15/2021	293,151
4,130	Wheeler Real Estate Investment Trust, Inc.		8.750		Perpetual	76,405
						1,114,480

	TOTAL PREFERRED STOCK (Cost - $12,327,714)					12,326,550

Principal
	CORPORATE BONDS - 41.8%
	AUTO MANUFACTURERS - 3.4%
$200,000	Ford Motor Credit Co LLC	3 Month LIBOR + 0.790%	3.124	+	6/12/2020	199,349
200,000	Ford Motor Credit Co LLC	3 Month LIBOR + 0.810%	3.218	+	4/5/2021	198,410
500,000	General Motors Financial Co., Inc.	3 Month LIBOR + 1.550%	3.986	+	1/14/2022	507,008
						904,767
	BANKS - 7.6%
5,000	Barclays Bank PLC	4(CMS30-CMS5-.25)	0.000	+	6/17/2033	2,852
300,000	Canadian Imperial Bank of Commerce	3 Month LIBOR + 0.310%	2.718	+	10/5/2020	300,786
200,000	Goldman Sachs Group, Inc.	3 Month LIBOR + 1.450%	3.761	+	5/28/2026	204,560
5,000	Goldman Sachs Group, Inc.	5(CMS30-CMS5)	0.225	+	3/19/2029	3,400
200,000	Home BancShares, Inc.	3 Month LIBOR + 3.575%	5.625	+	4/15/2027	204,763
100,000	JPMorgan Chase & Co.	4(CMS30-CMS5-.275)	0.000	+	9/20/2023	84,110
500,000	Manufacturers & Traders Trust Co.	1 Month LIBOR + 1.215%	3.510	+	12/28/2020	500,322
200,000	UBS AG Jersey Branch	USISDA10	3.126		12/30/2019	199,250
200,000	Union Bankshares Corp	3 Month LIBOR + 3.175%	5.000	+	12/15/2026	203,614
300,000	Wells Fargo Bank NA	3 Month LIBOR + 0.510%	2.987	+	10/22/2021	300,258
						2,003,915
	BEVERAGES - 1.1%
300,000	Constellation Brands, Inc.	3 Month LIBOR + 0.700%	3.209	+	11/15/2021	299,937

	CLOSED-END FUNDS - 0.2%
50,000	Nuveen Senior Income Fund		2.000		11/1/2021	48,888

	COMMERICAL SERVICES - 1.1%
300,000	Equifax, Inc.	3 Month LIBOR + 0.870%	3.184	+	8/15/2021	301,907

	COMPUTERS - 2.6%
150,000	Diebold Nixdorf, Inc.		8.500		4/15/2024	94,500
600,000	Hewlett Packard Enterprise Co.	3 Month LIBOR + 0.720%	3.059	+	10/5/2021	600,337
						694,837
	FOOD - 4.2%
300,000	Campbell Soup Co.	3 Month LIBOR + 0.630%	2.964	+	3/15/2021	298,973
300,000	Conagra Brands, Inc.	3 Month LIBOR + 0.500%	2.908	+	10/9/2020	299,237
200,000	General Mills, Inc.	3 Month LIBOR + 1.010%	3.459	+	10/17/2023	200,401
300,000	Kraft Heinz Foods Co.	3 Month LIBOR + 0.570%	2.911	+	2/10/2021	300,650
						1,099,261
	HEALTHCARE - PRODUCTS - 1.1%
300,000	Becton Dickinson and Co.	3 Month LIBOR + 1.030%	3.353	+	6/6/2022	301,894

	INTERNET - 0.8%
200,000	eBay, Inc.	3 Month LIBOR + 0.870%	3.390	+	1/30/2023	201,126

	INVESTMENT COMPANIES - 1.6%
300,000	FS Investment Corp.		4.750		5/15/2022	297,973
25,000	Main Street Capital Corp.		4.500		12/1/2019	25,004
100,000	PennantPark Investment Corp.		4.500		10/1/2019	100,419
						423,396
	MACHINERY - DIVERSIFIED - 3.5%
300,000	Caterpillar Financial Services Corp.	3 Month LIBOR + 0.510%	3.126	+	5/15/2023	299,772
300,000	John Deere Capital Corp.	3 Month LIBOR + 0.260%	2.587	+	9/10/2021	300,177
300,000	Wabtec Corp.	3 Month LIBOR + 1.050%	3.382	+	9/15/2021	300,547
						900,496

See accompanying notes to financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2018

Principal			Variable Rate	Coupon %		Maturity	Fair Value
		CORPORATE BONDS - 41.8% (Continued)
		OIL & GAS - 3.5%
$600,000		Petroleos Mexicanos	3 Month LIBOR + 3.650%	5.981	+	3/11/2022	$624,000
300,000		Phillips 66	3 Month LIBOR + 0.600%	2.911	+	2/26/2021	300,224
							924,224
		PHARMACEUTICALS - 1.5%
400,000		Cardinal Health, Inc.	3 Month LIBOR + 0.770%	3.104	+	6/15/2022	399,754

		PIPELINES - 2.0%
300,000		Kinder Morgan, Inc.	3 Month LIBOR + 1.280%	3.716	+	1/15/2023	305,255
200,000		Andeavor Logistics LP		6.250		10/15/2022	206,500
							511,755
		PRIVATE EQUITY - 1.5%
400,000		Hercules Capital, Inc.		4.625		10/23/2022	384,775
		REITS - 1.9%
600,000		CBL & Associates LP		5.250		12/1/2023	505,500

		RETAIL - 1.1%
300,000		Dollar Tree, Inc.	3 Month LIBOR + 0.700%	3.149	+	4/17/2020	300,266

		TELECOMMUNICATIONS - 3.1%
300,000		AT&T, Inc.	3 Month LIBOR + 0.950%	3.386	+	7/15/2021	303,372
500,000		Qwest Corp.		6.750		12/1/2021	523,094
							826,466

		TOTAL CORPORATE BONDS (Cost - $11,123,514)					11,033,164

		CONVERTIBLE BOND - 0.5%
		CHEMICALS - 0.3%
100,000		Aceto Corp.		2.000		11/1/2020	76,000

		INVESTMENT COMPANIES - 0.2%
50,000		Prospect Capital Corp.		4.750		4/15/2020	50,002

		TOTAL CONVERTIBLE BOND (Cost - $116,487)					126,002

				Coupon %		Maturity	Fair Value
		UNITED STATES GOVERNMENT SECURITIES - 11.0%
861,360	^	United States Treasury Inflation Indexed Bonds		0.125		4/15/2020	$846,896
851,088	^	United States Treasury Inflation Indexed Bonds		0.125		4/15/2021	829,718
829,432	^	United States Treasury Inflation Indexed Bonds		0.125		4/15/2022	801,895
436,944	^	United States Treasury Inflation Indexed Bonds		0.125		1/15/2023	420,766
		TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $2,920,981)					2,899,275

Shares
	SHORT-TERM INVESTMENTS - 1.5%
403,629	Fidelity Institutional Money Market Portfolio, Class I, 2.06% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $403,629)	403,629

	TOTAL INVESTMENTS - 101.5% (Cost - $26,892,325)	$26,788,620
	LIABILITIES LESS OTHER ASSETS - (1.5)%	(399,278)
	NET ASSETS - 100.0%	$26,389,342

+	Variable rate security, rate shown represents the rate at October 31, 2018.

*	Rate shown represents the rate at October 31, 2018, is subject to change and resets daily.

^	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

LIBOR/Reference Rates:

LIBOR - London Interbank Offered Rate

CMS30-CMS5 - 30 Year Swap Minus 5 Year Swap Rate

USISDA10 - 10 Year Swap Rate

See accompanying notes to financial statements.

Holbrook Income Fund
Statement of Assets and Liabilities
October 31, 2018 (Unaudited)

ASSETS
Investment securities:
At cost	$26,892,325
At fair value	$26,788,620
Interest receivable	95,796
Receivable for Fund shares sold	75,012
Prepaid expenses and other assets	19,800
TOTAL ASSETS	26,979,228

LIABILITIES
Payable for securities purchased	$492,786
Payable for Fund shares redeemed	68,963
Dividends payable	1,117
Investment advisory fees payable	8,461
Distribution (12b-1) fees payable	1,424
Payable to related parties	2,619
Accrued expenses and other liabilities	14,516
TOTAL LIABILITIES	589,886
NET ASSETS	$26,389,342

NET ASSETS CONSIST OF:
Paid in capital	$26,391,851
Accumulated earnings	(2,509)
NET ASSETS	$26,389,342

NET ASSET VALUE PER SHARE:

Class I Shares:
Net Assets	$22,059,034
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,166,882
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.18

Investor Class Shares:
Net Assets	$4,330,308
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	425,284
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.18

See accompanying notes to financial statements.

Holbrook Income Fund
Statement of Operations
For the Six Months Ended October 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend	$285,005
Interest	153,820
Foreign withholding taxes	525
TOTAL INVESTMENT INCOME	439,350

EXPENSES
Investment advisory fees	67,387
Distribution (12b-1) fees:
Investor Class	3,486
Administrative services fees	21,703
Legal fees	13,610
Accounting services fees	15,350
Compliance officer fees	10,586
Transfer agent fees	7,814
Trustees fees and expenses	6,554
Audit fees	7,688
Printing and postage expenses	5,042
Registration fees	6,680
Custodian fees	2,521
Shareholder service fees	6,757
Insurance expense	293
Other expenses	1,386
TOTAL EXPENSES	176,857

Less: Fees waived by the Advisor	(63,375)

NET EXPENSES	113,482

NET INVESTMENT INCOME	325,868

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	16,715
Realized gain on investments	16,715

Net change in unrealized depreciation on:
Investments	(91,854)
Unrealized depreciation on investments	(91,854)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(75,139)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$250,729

See accompanying notes to financial statements.

Holbrook Income Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2018	April 30, 2018
FROM OPERATIONS	(Unaudited)
Net investment income	$325,868	$217,264
Net realized gain from investments	16,715	86,814
Unrealized appreciation/depreciation from investments	(91,854)	(13,983)
Net increase in net assets resulting from operations	250,729	290,095

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I	—	(2,732)
Investor Class	—	(67)
From net investment income:
Class I	—	(213,966)
Investor Class	—	(3,737)
Total Distributions paid*:
Class I	(302,402)	—
Investor Class	(23,466)	—
Net decrease in net assets resulting from distributions to shareholders	(325,868)	(220,502)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	14,097,188	15,559,175
Investor Class	4,320,223	192,500
Net asset value of shares issued in reinvestment of distributions:
Class I	299,881	214,094
Investor Class	20,916	533
Payments for shares redeemed:
Class I	(6,239,115)	(2,148,507)
Investor Class	(148,989)	(87,975)
Net increase in net assets from shares of beneficial interest	12,350,104	13,729,820

TOTAL INCREASE IN NET ASSETS	12,274,965	13,799,413

NET ASSETS
Beginning of Period	14,114,377	314,964
End of Period**	$26,389,342	$14,114,377

SHARE ACTIVITY
Class I:
Shares Sold	1,377,000	1,535,369
Shares Reinvested	29,335	21,083
Shares Redeemed	(609,979)	(211,713)
Net increase in shares of beneficial interest outstanding	796,356	1,344,739

Investor Class:
Shares Sold	422,259	18,958
Shares Reinvested	2,047	52
Shares Redeemed	(14,587)	(8,683)
Net increase in shares of beneficial interest outstanding	409,719	10,327

*	Distributions from net investment income and net realized capital gains are combined for the period ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets- End of period includes distributions in excess of net investment income of $12,194 as of April 30, 2018.

See accompanying notes to financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I						Investor Class
	Six Months Ended		Year Ended		Period Ended		Six Months Ended		Year Ended		Period Ended
	October 31, 2018		April 30, 2018		April 30, 2017 (1)		October 31, 2018		April 30, 2018		April 30, 2017 (1)
	(Unaudited)						(Unaudited)
Net asset value, beginning of year/period	$10.18		$10.15		$10.00		$10.19		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.20		0.41		0.25		0.17		0.34		0.16
Net realized and unrealized gain (loss) on investments	0.01	(9)	(0.02)		0.15		0.01		0.01		0.20
Total from investment operations	0.21		0.39		0.40		0.18	(9)	0.35		0.36
Less distributions from:
Net investment income	(0.21)		(0.36)		(0.25)		(0.18)		(0.31)		(0.21)
Net realized gains	—		(0.00	) *	—		—		(0.00	) *	—
Total distributions	(0.21)		(0.36)		(0.25)		(0.18)		(0.31)		(0.21)
Net asset value, end of year/period	$10.18		$10.18		$10.15		$10.18		$10.19		$10.15
Total return (3)	1.99	% (4)	4.00%		4.03	% (4)	1.63	% (4)	3.53%		3.63	% (4)
Net assets, at end of period (000s)	$22,059		$13,956		$262		$4,329		$158		$53
Ratio of gross expenses to average net assets (5,7)	2.06	% (6)	4.39%		91.70	% (6)	2.43	% (6)	4.89%		89.19	% (6)
Ratio of net expenses to average net assets (7)	1.30	% (6)	1.30%		1.30	% (6)	1.80	% (6)	1.80%		1.80	% (6)
Ratio of net investment income to average net assets (7,8)	3.90	% (6)	4.02%		3.11	% (6)	3.33	% (6)	3.30%		1.97	% (6)
Portfolio Turnover Rate	42	% (4)	138%		109	% (4)	42	% (4)	138%		109	% (4)

(1)	Fund commenced investment operations on July 6, 2016.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each year/period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

*	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Holbrook Income Fund
Notes to Financial Statements
October 31, 2018 (Unaudited)

1.	ORGANIZATION

The Holbrook Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on July 6, 2016. The investment objective is to provide current income, with a secondary objective of capital preservation in a rising interest rate environment.

The Fund offers Class I and Investor Class shares. Both classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than the Investor Class shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2018 (Unaudited)

execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2018, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$12,326,550	$—	$—	$12,326,550
Corporate Bonds	—	11,033,164	—	11,033,164
Convertible Bonds	—	126,002	—	126,002
United States Government Securities	—	2,899,275	—	2,899,275
Short-Term Investments	403,629	—	—	403,629
Total Assets	$12,730,179	$14,058,441	$—	$26,788,620

*	Refer to the Portfolio of Investments for classifications.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken for the open tax year 2018 or expected to be taken in the Fund’s April 30, 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to Business Development Company (“BDC”) Risk, Collateralized Loan Obligations Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Fixed Income Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Investment

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2018 (Unaudited)

Companies and Exchange-Traded Funds (“ETFs”) Risk, Limited History of Operations, Liquidity Risk, Management Risk, Market Risk, Market Events Risk, Quantitative Investing Risk, Underlying Fund Risk, U.S. Government Securities Risk and Valuation Risk.

Closed End Fund Risk – The Fund invests in closed end investment companies or funds. The shares of many closed end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed end funds, as well as to the fact that the shares of closed end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed end fund shares also may contribute to such shares trading at a discount to their net asset value.

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

Treasury Inflation Protected Securities Risk – The value of inflation protected securities issued by the U.S. Treasury (“TIPS”) generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable.

The Fund may invest in shares of closed end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed end fund’s common shares in an attempt to enhance the current return to such closed end fund’s common shareholders. The Fund’s investment in the common shares of closed end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Please refer to the Fund’s prospectus for a full listing of risks associated with the Fund’s investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2018 (Unaudited)

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended October 31, 2018, amounted to $20,044,221 and $7,253,034 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least September 1, 2019, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% and 1.80% of the Fund’s average daily net assets for Class I and Investor Class shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.30% and 1.80% of average daily net assets attributable to Class I and Investor Class shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.30% and 1.80% of average daily net assets for Class I and Investor Class shares, respectively. If Fund Operating Expenses attributable to Class I and Investor Class shares subsequently exceed 1.30% and 1.80% per annum of the average daily net assets, the reimbursements shall be suspended. During the year ended April 30, 2018, the Advisor has waived/reimbursed $167,689 in expenses to the Fund which may be recaptured by April 30, 2021. During the period ended April 30, 2017 the Advisor has waived/reimbursed $160,022 in expenses to the fund which may be recaptured by April 30, 2020.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for the Investor Class and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended October 31, 2018, pursuant to the Plan, the Investor Class paid $3,486.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I and Investor Class shares. For the six months ended October 31, 2018, the Distributor received $0 and $0 in underwriting commissions for sales of Class I and Investor Class shares, respectively, of which $0 and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class I and Investor Class shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separated servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2018 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
26,908,369	83,731	(203,480)	(119,749)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended April 30, 2018 and April 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	April 30, 2018	April 30, 2017
Ordinary Income	$219,827	$5,483
Long-Term Capital Gain	—	2
Return of Capital	—	—
	$219,827	$5,485

As of April 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$88,331	$—	$—	$—	$(890)	$(14,811)	$72,630

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, investments in partnerships, contingent debt payment instruments, perpetual securities and preferred securities, and adjustments for accrued dividends payable.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and tax adjustments for non-deductible expenses and investments in currency grantor trusts, preferred securities, deemed dividend distributions, resulted in reclassifications for the fiscal year ended April 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(49)	$12,655	$(12,606)

Holbrook Income Fund
Notes to Financial Statements (Continued)
October 31, 2018 (Unaudited)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2018, TD Ameritrade and Charles Schwab & Co., Inc. held approximately 52% and 29% of the voting securities of the Holbrook Income Fund, respectively.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Holbrook Income Fund
Expense Example (Unaudited)
October 31, 2018

As a shareholder of the Holbrook Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Holbrook Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from May 1, 2018, through October 31, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/01/2018	For the period	Value 10/31/2018	the Period*
Actual
Class I	$1,000.00	1.30%	$1,019.90	$6.62
Investor Class	1,000.00	1.80%	1,016.30	9.15

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/01/2018	For the period	Value 10/31/2018	the Period*
Hypothetical
Class I	$1,000.00	1.30%	$1,018.65	$6.61
Investor Class	1,000.00	1.80%	1,016.13	9.15

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you.
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-345-8646.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Investment Adviser
Holbrook Holdings Inc
2670 NW Lovejoy Street
Portland, OR 97210

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/7/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/7/2019

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 1/7/2019